ADVANCES FROM THE FEDERAL HOME LOAN BANK (Details Textual) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Advances from Federal Home Loan Banks, Total	$ 24,255,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range from	1.11%	1.11%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range to	6.95%	6.95%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	2.17%	2.27%
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	110,900,000
Residential Mortgage [Member]
Advances from Federal Home Loan Banks, Total	$ 31,600,000	$ 38,200,000